UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      Kathleen Doback
           ----------------------------------------
Address:   180 Church Street
           Naugatuck, CT 06770
           ----------------------------------------

Form  13F  File  Number:
                          ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/  Kathleen Doback
        -------------------------
Title:  Financial Manager
        -------------------------
Phone:  203-729-1200
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kathleen Doback                   Naugatuck, CT                   7/10/2001
-------------------                   -------------                   ---------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           67
                                              -----------

Form  13F  Information  Table  Value  Total:  $68,483,650
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ACACIA RESH CORP               COM              003881109  1495118  210580          SOLE             SOLE      0    0
AETNA INC NEW                  COM              00817Y108  2355327   49100          SOLE             SOLE      0    0
ALBEMARLE CORP                 COM              012653101   116850    3800          SOLE             SOLE      0    0
ALLIANT TECH SYSTEMS           COM              018804104   153120    2400          SOLE             SOLE      0    0
AMERICAN AXLE & MFG            COM              024061103   172492    5800          SOLE             SOLE      0    0
AMERICAN DIVERSIFIED HOLDINGS  COM              02541N101        0  474550          SOLE             SOLE      0    0
AMERICAN WTR WKS INC           COM              030411102   518520   12000          SOLE             SOLE      0    0
ANTHEM INC                     COM              03674B104  2334808   34600          SOLE             SOLE      0    0
BEAZER HOMES USA INC           COM              07556Q105   128000    1600          SOLE             SOLE      0    0
BISYS GROUP INC                COM              055472104   819180   24600          SOLE             SOLE      0    0
BLYTH INC                      COM              09643P108   131124    4200          SOLE             SOLE      0    0
CAREER EDUCATION CORP          COM              141665109   162000    3600          SOLE             SOLE      0    0
CHEESECAKE FACTORY INC         COM              163072101   145468    4100          SOLE             SOLE      0    0
CHICOS FAS INC                 COM              168615102   127120    3500          SOLE             SOLE      0    0
CHRISTOPHER & BANKS CP         COM              171046105  2038860   48200          SOLE             SOLE      0    0
CISCO SYS INC                  COM              17275R102   179955   12900          SOLE             SOLE      0    0
CLOROX CO DEL                  COM              189054109    78565    1900          SOLE             SOLE      0    0
COCA COLA CO                   COM              191216100   574000   10250          SOLE             SOLE      0    0
COGNIZANT TECH SOLUTNS CL A    COM              192446102   150500    2800          SOLE             SOLE      0    0
COMMUNITY HLTH SYS NEW         COM              203668108    67000    2500          SOLE             SOLE      0    0
COMPASS BANCSHARES INC         COM              20449H109   164640    4900          SOLE             SOLE      0    0
COVENTRY HEALTH CARE           COM              222862104   125048    4400          SOLE             SOLE      0    0
CYMER INC                      COM              232572107   133152    3800          SOLE             SOLE      0    0
DEERE & CO                     COM              244199105    71850    1500          SOLE             SOLE      0    0
DENTSPLY INTL INC NEW          COM              249030107   160558    4350          SOLE             SOLE      0    0
DOMTAR INC                     COM              257561100   139004   11800          SOLE             SOLE      0    0
E M C CORP MASS                COM              268648102  2486215  329300          SOLE             SOLE      0    0
EMULEX CORP COM NEW            COM                          112600    5000          SOLE             SOLE      0    0
ENCANA CORP                    COM              292505104  1814580   59300          SOLE             SOLE      0    0
ENERGIZER HLDGS INC            COM              29266R108   131616    4800          SOLE             SOLE      0    0
FORTUNE BRANDS INC             COM              349631101   134400    2400          SOLE             SOLE      0    0
GENERAL DYNAMICS               COM              369550108   265875    2500          SOLE             SOLE      0    0
GOLDCORP INC NEW               COM              380956409  1941245  195100          SOLE             SOLE      0    0
GREENPOINT FINL CORP           COM              395384100  1561380   31800          SOLE             SOLE      0    0
HEALTH CARE PPTY INVS          COM              421915109   519090   12100          SOLE             SOLE      0    0
HEALTH NET INC                 COM              42222G108   752237   28100          SOLE             SOLE      0    0
HEARTLAND EXPRESS INC          COM              422347104   162733    6800          SOLE             SOLE      0    0
INTERNATIONAL FLAV&FRA         COM              459506101   136458    4200          SOLE             SOLE      0    0
ITT INDS INC IND               COM              450911102   183560    2600          SOLE             SOLE      0    0
JDS UNIPHASE CORP              COM              46612J101   939306  351800          SOLE             SOLE      0    0
JEFFERIES GRP INC NEW          COM              472319102   126300    3000          SOLE             SOLE      0    0
JOHNSON CTLS INC               COM              478366107   220347    2700          SOLE             SOLE      0    0
KB HOME                        COM              48666K109  3100902   60200          SOLE             SOLE      0    0
L3 COMMUNICATIONS              COM              502424104   151200    2800          SOLE             SOLE      0    0
LA Z BOY INC                   COM              505336107   131144    5200          SOLE             SOLE      0    0
LENNAR CORP                    COM              526057104  1266840   20700          SOLE             SOLE      0    0
LIFE PARTNERS HOLDINGS         COM              53215T106  1773440  521600          SOLE             SOLE      0    0
LIFE PARTNERS INC.,            COM              53215T106  3400000 1000000          SOLE             SOLE      0    0
(Restricted)
LOCKHEED MARTIN CORP           COM              539830109  2376900   34200          SOLE             SOLE      0    0
M D C HLDGS INC                COM              552676108   145600    2800          SOLE             SOLE      0    0
MID ATLANTIC MED SVCS          COM              59523C107   197505    6300          SOLE             SOLE      0    0
MOODYS CORP                    COM              615369105   134325    2700          SOLE             SOLE      0    0
NETWORK APPLIANCE INC          COM              64120L104   131864   10600          SOLE             SOLE      0    0
NEWMONT MINING CORP            COM              651639106  3446597  130900          SOLE             SOLE      0    0
POLARIS INDS INC               COM              731068102   130000    2000          SOLE             SOLE      0    0
PROVINCE HEALTHCARE CO         COM              743977100   939120   42000          SOLE             SOLE      0    0
QUALCOMM INC                   COM              747525103  1022628   37200          SOLE             SOLE      0    0
RYLAND GROUP INC               COM              783764103  4328250   87000          SOLE             SOLE      0    0
SOUTHTRUST CORP                COM              844730101  1021292   39100          SOLE             SOLE      0    0
ST JUDE MED INC                COM              790849103   731115    9900          SOLE             SOLE      0    0
SUNCOR ENERGY INC              COM              867229106  2621848  146800          SOLE             SOLE      0    0
TOLL BROTHERS INC              COM              889478103  3152680  107600          SOLE             SOLE      0    0
TRIAD HOSPITALS INC            COM              89579K109  1021358   24100          SOLE             SOLE      0    0
UNITED PARCEL SERVICE CL B     COM              911312106   154375    2500          SOLE             SOLE      0    0
UNITEDHEALTH GROUP INC         COM              91324P102  6042300   66000          SOLE             SOLE      0    0
VARIAN MEDICAL SUPPLIES        COM              92220P105   145980    3600          SOLE             SOLE      0    0
WELLPOINT HLT NETW NEW         COM              94973H108  6886185   88500          SOLE             SOLE      0    0